CAPITAL STOCK	13 Months Ended
Dec. 31, 2021
CAPITAL STOCK
Capital Stock

15. CAPITAL STOCK

a) Authorized

Unlimited common shares without par value

b) Common shares

	Number of common shares	Amount

Balance as of November 30, 2019	20,000,000	$513,735

Shares issued on reverse take-over	9,996,011	1,865,356
Shares issued on acquisition of Code Red	9,300,000	1,735,473
Private placement	12,632,900	2,357,404
Share issue costs	-	(131,640)

Balance as of November 30, 2020	51,928,911	$6,340,328

Shares issued on acquisition of Reciprocity (Note 4(b))	43,749,996	7,345,478
Shares issued on acquisition of NextGen (Note 4(c))	83,328,750	10,035,546
Shares issued on acquisition of Cut&Sew (Note 4(d))	2,000,000	240,866
Private placements	61,581,477	23,091,436
Share issue costs	-	(2,130,286)
Options exercised	312,766	150,045
RSUs exercised	1,000,000	395,000
Warrants exercised	480,000	222,443

Balance as of December 31, 2021	244,381,900	$45,690,856

On October 2, 2020, the Company completed a reverse take-over transaction (see Note 25) and issued 9,996,011 common shares valued at $1,865,356 based on the price of the concurrent financing. In addition, options to purchase an aggregate of 223,276 common shares, valued at $16,030, were issued as replacement options for GameSquare options outstanding immediately prior to the transaction. The purchase price was allocated $63,846 to the assets and liabilities assumed (Note 25) with the remaining $1,817,540 recorded as transaction costs in the consolidated statements of loss.

In connection with the reverse takeover transaction detailed in Note 25, on October 2, 2020, the Company closed a financing of 12,032,900 units at a purchase price of $0.25 per unit for aggregate gross proceeds of $3,008,225. Each unit consists of one common share and one common share purchase warrant entitling the holder to acquire one common share of the Company at an exercise price of $0.40 for a period of 24 months from issuance. In connection with the financing, the Company paid finder’s fees comprised of (i) $105,000 in cash and (ii) 420,000 broker warrants. The broker warrants will be exercisable for a period of two years from the date of issuance at a price of $0.40 per common share. See Note 17. The gross proceeds were prorated to common shares and warrants based on their relative fair values.

Following the completion of the reverse take-over transaction, on October 2, 2020, the Company completed the acquisition of Code Red by issuing 9,300,000 shares of the Company at an estimated fair value of $1,735,473 based on the value of the concurrent private placement.

On November 17, 2020, the Company closed a non-brokered private placement financing issuing 600,000 units of the Company at a price of $0.25 per unit for gross proceeds of $150,000. Each unit consists of one common share and one common share purchase warrant entitling the holder to acquire one common share of the Company at an exercise price of $0.40 for a period of 24 months from issuance. See Note 17. The gross proceeds were prorated to common shares and warrants based on their relative fair values.

On February 19, 2021, the Company closed a non-brokered private placement financing of 2,381,477 units at a price of $0.42 per Unit for gross proceeds of $1,000,220 (the “Offering”). Each Unit consists of one common share of the Company and one-half of one common share purchase warrant (each whole warrant, a “Warrant”). Each Warrant entitles the holder thereof to acquire one additional common share at an exercise price of $0.60 for a period of 36 months from issuance. In connection with the financing, the Company paid finder’s fees of $1,470 and issued 166,703 finder warrants. Each finder warrant entitles the holder to acquire one Common Share at a price of $0.60 per Common Share for a period of 36 months following issuance. The gross proceeds were prorated to common shares and warrants based on their relative fair values. See Note 17.

On March 4, 2021, the Company closed a bought deal private placement financing and upsize led by Canaccord Genuity Corp., on behalf of a syndicate of underwriters (collectively, the “Underwriters”) issuing 16,700,000 units of the Company for gross proceeds of $7,014,000. Each Unit consists of one common share of the Company and one-half of one common share purchase warrant (each whole warrant, a "Warrant"). Each Warrant entitles the holder thereof to purchase one Common Share at an exercise price of $0.60 for a period of 36 months from the closing date of the offering, subject to a Warrant acceleration right exercisable by the Company if, at any time following the date that is four months and one day from the date of the closing of the Offering, the daily volume weighted average trading price of the Company's common shares on the Canadian Securities Exchange is greater than $1.00 for the preceding five consecutive trading days.

As consideration for their services with respect to the Offering, the Underwriters received fees of $500,000, a cash commission of $490,980 and 1,169,000 warrants of the Company (the “Broker Warrants”), exercisable for a period of 36 months following the closing date, to acquire 1,169,000 Units of the Company. Each Unit consists of one common share of the Company and one half of one common share purchase warrant. Each warrant is exercisable to purchase one common share of the Company at an exercise price of $0.60 per common share for a period of 36 months from the Escrow Release Date. In addition, the Company incurred legal and other expenses totaling $159,995 in connection with the Offering.

On March 24, 2021, 212,766 options with exercise prices of $0.47 were exercised for gross proceeds of $100,000.

On July 6, 2021, 1,000,000 shares were issued on the exercise of RSUs (see Note 16(b).

On July 22, 2021, the Company closed a bought deal private placement offering led by Canaccord Genuity Corp. acted as lead underwriter on behalf of a syndicate of underwriters, issuing 21,250,000 units of the Company at a price of $0.40 per unit for gross proceeds of $8.5 million. Each Unit consists of one common share of the Company and one half of one purchase warrant. Each Warrant is exercisable for one common share at an exercise price of $0.60 per common share for a period of 24 months from the closing date of the offering, subject to the Warrant Acceleration Right (as defined below). If, at any time following the closing of the offering, the daily volume weighted average trading price of the common shares on the Canadian Securities Exchange is greater than $1.00 per common share for the preceding 10 consecutive trading days, the Company shall have the right to accelerate the expiry date of the Warrants to a date that is at least 30 trading days following the date of such written notice and press release (the “Warrant Acceleration Right”).

On July 22, 2021, the Company also closed a concurrent non-brokered private placement whereby the Jones family and the Goff family subscribed for an additional 21,250,000 units of the Company for gross proceeds of $8.5 million on the same terms as those in the bought deal private placement offering.

As consideration for the services rendered by the Underwriters in connection with the Offering, the Company has (i) paid the Underwriters a cash commission of $595,000, and (ii) issued an aggregate of 1,487,500 broker warrants. Each broker warrant is exercisable into that number of Units at an exercise price of $0.40 for a period of 36 months from the closing date. In addition, the Company incurred legal and other expenses totaling $178,835 in connection with the Offering.